Consolidated Statements of Changes in Equity		Share capital MYR (RM) shares		Capital contribution MYR (RM)	Other reserve MYR (RM)	Exchange translation reserve MYR (RM)	Retained earnings / (Accumulated losses) MYR (RM)	Total attributable to owners of the Company MYR (RM)	Non- controlling interests MYR (RM)	MYR (RM) shares	USD ($) shares
Balance at Jun. 30, 2023		RM 23,308,795		RM 164,575,283		RM 1,100,189	RM 129,759,332	RM 318,743,599	RM 94,158	RM 318,837,757
Balance (in Shares) at Jun. 30, 2023 | shares	[1]	1,765,256
Loss for the financial year							(54,999,680)	(54,999,680)	310,846	(54,688,834)
Gain (loss) on foreign currency translations						278,449		278,449		278,449
Total and other comprehensive loss						278,449	(54,999,680)	(54,721,231)	310,846	(54,410,385)
Transaction with Owners
Acquisition of equity interest in subsidiaries									(49,000)	(49,000)
Effect of accretion of interest in subsidiaries							54,293	54,293	(54,293)
Disposal of subsidiaries									(300,311)	(300,311)
Redemption of non-convertible redeemable preference shares by non-controlling interest of a subsidiary									(1,000)	(1,000)
Total transaction with Owners							54,293	54,293	(404,604)	(350,311)
Balance at Jun. 30, 2024		RM 23,308,795		164,575,283		1,378,638	74,813,945	264,076,661	400	264,077,061
Balance (in Shares) at Jun. 30, 2024 | shares	[1]	1,765,256
Loss for the financial year							(71,369,819)	(71,369,819)		(71,369,819)
Gain (loss) on foreign currency translations						(2,440,668)		(2,440,668)		(2,440,668)
Total and other comprehensive loss						(2,440,668)	(71,369,819)	(73,810,487)		(73,810,487)
Transaction with Owners
Acquisition of subsidiaries					(59,401)			(59,401)		(59,401)
Total transaction with Owners					(59,401)			(59,401)		(59,401)
Balance at Jun. 30, 2025		RM 23,308,795		164,575,283	(59,401)	(1,062,030)	3,444,126	190,206,773	400	RM 190,207,173
Balance (in Shares) at Jun. 30, 2025 | shares		1,765,256	[1]							1,765,256	1,765,256
Loss for the financial year							(83,836,915)	(83,836,915)		RM (83,836,915)	$ (20,548,263)
Gain (loss) on foreign currency translations						(2,956,496)		(2,956,496)		(2,956,496)	(724,632)
Total and other comprehensive loss						(2,956,496)	(83,836,915)	(86,793,411)		(86,793,411)
Balance at Jun. 30, 2026		RM 23,308,795		RM 164,575,283	RM (59,401)	RM (4,018,526)	RM (80,392,789)	RM 103,413,362	RM 400	RM 103,413,762	$ 25,346,510
Balance (in Shares) at Jun. 30, 2026 | shares		1,765,256	[1]							1,765,256	1,765,256

[1]	Retrospectively restated for effect of reverse share split at a ratio 1-for-15 on June 2, 2025, as disclosed in Note 14.